August 1, 2013
VIA EDGAR
The United States Securities and
 Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Variable Account-12 Nationwide Life Insurance Company Post-Effective Amendment No. 5 (File No. 333-178057) CIK Number: 0001173507
Ladies and Gentlemen:
We are filing on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-12 (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(b) under the Securities Act of 1933 ("1933 Act"):
1.	One complete copy of Post-Effective Amendment No. 5 to the Variable Account's Registration Statement ("Post-Effective Amendment"); and
2.	One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.
The purpose of this Post-Effective Amendment is to:
1.	Update the 7% Nationwide Lifetime Income Rider to allow contract owners the option of electing a one-time withdrawal ("Non-Lifetime Withdrawal') from the contract without initiating the benefit under the 7% Nationwide Lifetime Income Rider. This Post-Effective Amendment contains updates to the previously filed Post-Effective Amendment No. 4 that was filed on May 14, 2013. The updates are a result of SEC staff oral comments that Nationwide received on June 28, 2013.
2.	Update the list of investment options that are available under the contract and the list of investment options that are permitted when the 7% Nationwide Lifetime Income Rider is elected.
3.	Update the Combination Enhanced Death Benefit Option to include clarifying disclosure regarding the Fixed Account allocation threshold as it applies to the calculation of the interest anniversary value.
Changes since Post-Effective Amendment No. 4 are noted in the supplements.
This Post-Effective Amendment shall be effective on August 1, 2013, pursuant to Rule 485(b) under the 1933 Act. Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(b) under the 1933 Act. The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The United States Securities
 and Exchange Commission
August 1, 2013

In addition, Nationwide acknowledges all of the following:
•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;
•	that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and
•	that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
Please contact me direct at (614) 677-6123 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ BEN MISCHNICK
Ben Mischnick
Assistant General Counsel
cc: Ms. Sally Samuel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies